Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USCF ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 16, 2014
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2014